Cash Flow Information	12 Months Ended
Dec. 31, 2020
Cash flow statement [Abstract]
Cash Flow Information	Cash Flow Information
A reconciliation of liabilities arising from financing activities for the year ended December 31, 2020, is as follows:

	Senior Unsecured Notes	Revolving Credit Facility and Term Loan	Lease Liabilities	Notes Payable	Software Financing Obligations	Dividends	Total
	$	$	$	$	$	$	$
January 1, 2020	—	756.5	688.9	88.7	15.7	16.1	1,565.9
Statement of cash flows
Proceeds	300.0	61.0	2.8	—	—	—	363.8
Transaction costs	(2.1)	—	—	—	—	—	(2.1)
Repayments or payments	—	(509.0)	(129.3)	(33.2)	(13.0)	(68.0)	(752.5)
Non-cash changes
Foreign exchange	—	—	(1.6)	2.2	0.2	—	0.8
Additions and modifications	—	—	66.2	10.0	0.4	—	76.6
Dividends declared	—	—	—	—	—	69.1	69.1
Other	1.6	0.6	2.8	1.1	0.1	—	6.2
December 31, 2020	299.5	309.1	629.8	68.8	3.4	17.2	1,327.8